STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - The Plan	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in fair value of investments	$ 130,214,354
Interest and dividends	48,000,966
Investment income	178,215,320
Employee contributions	33,927,783
Employer contributions	29,622,982
Rollovers from other plans	2,714,686
Interest income on notes receivable from participants	470,662
Benefit payments	(206,094,746)
Administrative expenses	(122,790)
Net assets transferred	(1,161,346,863)
Net decrease in net assets available for benefits	(1,122,612,966)
Total net assets available for benefits at beginning of year	1,122,612,966
Total net assets available for benefits at end of year	$ 0